Operating Leases (Details) (Linn Energy, LLC [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Linn Energy, LLC [Member]
Future Minimum Lease Payments [Abstract]
2013	$ 6,459,000
2014	6,718,000
2015	6,660,000
2016	4,396,000
2017	4,381,000
Thereafter	8,761,000
Operating Leases, Future Minimum Payments Due, Total	37,375,000
Operating lease expense	$ 7,000,000	$ 5,000,000	$ 5,000,000